Statements of Financial Position (Parenthetical) - $ / shares		Dec. 31, 2019	Dec. 31, 2018
StatementOfFinancialPositionLineItems [Line Items]
Ordinary shares, shares authorized		70,000,000	70,000,000
Ordinary shares, shares issued	[1]	35,882,928	35,881,128
Ordinary shares, shares outstanding		35,882,928	35,881,128
NIS [Member]
StatementOfFinancialPositionLineItems [Line Items]
Ordinary shares, par value		$ 0.01	$ 0.01

[1]	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.